Debt (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 01, 2014	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Jan. 28, 2013
Debt
Refinancing costs and losses on early extinguishments of debt	$ 7	$ 7	$ 30	$ 3	$ 68	$ 7	$ 14	$ 33	$ 18
Debt issuance costs that are being amortized as interest expense	108						108
Michaels Stores Inc
Debt
Refinancing costs and losses on early extinguishments of debt					56	7	14	33	18
Debt issuance costs that are being amortized as interest expense	91						91
Senior secured term loan
Debt
Consolidated secured debt ratio, maturity date acceleration trigger	3.25						3.25
Senior secured term loan | Consolidated Leverage Ratio, Scenario Two | Maximum
Debt
Total leverage ratio	6.00						6.00
Senior secured term loan | Michaels Stores Inc
Debt
Maximum borrowing capacity										1,640
Maximum amount of additional term loans which the entity has the right to request										500
Maximum consolidated secured debt ratio										3.25
Prepayment requirement as a percentage of net proceeds of any debt issued							100.00%
Prepayment requirement as a percentage of principal amount, for certain asset sales or casualty events							100.00%
Scheduled quarterly payments as a percentage of the original principal amount of the term loans							0.25%
Period of incurrence of additional term loans to make scheduled quarterly payments							6 years 9 months
Maximum aggregate outstanding principal allowable on senior notes per debt covenant	250						250
Security interest granted in voting stock of foreign subsidiaries (as a percent)							65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)							100.00%
Refinancing costs								12
Debt issuance costs that are being amortized as interest expense			5					5
Senior secured term loan | Michaels Stores Inc | Consolidated Leverage Ratio, Scenario One
Debt
Prepayment requirement as a percentage of excess cash flows							50.00%
Senior secured term loan | Michaels Stores Inc | Consolidated Leverage Ratio, Scenario One | Minimum
Debt
Total leverage ratio	6.00						6.00
Senior secured term loan | Michaels Stores Inc | Consolidated Leverage Ratio, Scenario Two
Debt
Prepayment requirement as a percentage of excess cash flows							25.00%
Senior secured term loan | Michaels Stores Inc | Consolidated Leverage Ratio, Scenario Three
Debt
Prepayment requirement as a percentage of excess cash flows							0.00%
Senior secured term loan | Michaels Stores Inc | Consolidated Leverage Ratio, Scenario Three | Maximum
Debt
Total leverage ratio	5.00						5.00
Senior secured term loan | Base rate | Michaels Stores Inc
Debt
Variable interest rate basis							base rate
Senior secured term loan | Debt Instrument Base Rate from Deutsche Prime Rate [Member] | Michaels Stores Inc
Debt
Variable interest rate basis							prime rate of Deutsche Bank
Margin added to reference rate for the variable interest rate basis							1.75%
Decrease to applicable margin based on the entity's consolidated secured debt ratio							0.25%
Senior secured term loan | Debt Instrument Base Rate from Federal Funds Effective Rate [Member]
Debt
Decrease to applicable margin based on the entity's consolidated secured debt ratio							0.25%
Senior secured term loan | Debt Instrument Base Rate from Federal Funds Effective Rate [Member] | Michaels Stores Inc
Debt
Variable interest rate basis							federal funds effective rate
Basis spread on variable interest rate basis (as a percent)							0.50%
Margin added to reference rate for the variable interest rate basis							1.75%
Senior secured term loan | Debt Instrument Base Rate from LIBOR [Member]
Debt
Decrease to applicable margin based on the entity's consolidated secured debt ratio							0.25%
Senior secured term loan | Debt Instrument Base Rate from LIBOR [Member] | Michaels Stores Inc
Debt
Variable interest rate basis							London Interbank Offered Rate
Basis spread on variable interest rate basis (as a percent)							1.00%
Margin added to reference rate for the variable interest rate basis							1.75%
Senior secured term loan | London Interbank Offered Rate (LIBOR) [Member]
Debt
Decrease to applicable margin based on the entity's consolidated secured debt ratio							0.25%
Senior secured term loan | London Interbank Offered Rate (LIBOR) [Member] | Michaels Stores Inc
Debt
Variable interest rate basis							LIBOR
Margin added to reference rate for the variable interest rate basis							2.75%
Senior Secured Term Loan Facility | Michaels Stores Inc
Debt
Refinancing costs and losses on early extinguishments of debt								6
Unamortized debt issuance costs to be amortized over the revised life			$ 9					$ 9